Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,697
Accumulated Amortization	60,544	59,900
Total identified intangibles, Net	153	797
Amortization expense	644	2,389	$ 4,633
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2016	128
2017	25
Total	153
Changes in carrying amount of goodwill	0	0
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	58,522	58,379
Total identified intangibles, Net	153	296
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	2,022
Accumulated Amortization	$ 2,022	1,521
Total identified intangibles, Net		$ 501